Related-party Transactions - Summary of Total Compensation of Key Management (Detail) - Key management [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Short-term employee benefits (salaries and bonuses)	€ 3,525	€ 3,454	€ 3,473
Post-employment benefits	65	62	74
Share-based payments	6,866	6,386	4,700
Total	€ 10,456	€ 9,902	€ 8,247